GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 221,892		$ 192,997		$ 189,171
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	75,881		54,914		41,637
America - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	17,605		18,302		16,560
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	55,376	[1]	53,361	[1]	57,135	[1]
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,754		16,908		19,871
Asia Pacific - Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 54,276		$ 49,512		$ 53,968

[1]	Europe, the Middle East and Africa.